CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES

Balance at March 31, 2022	Balance at June 30, 2021	Due Date	Balance at March 31, 2022
$-	$541,051	Range from 05/13/2017 to 01/20/2022	Range from 3.85% to 22%	Conversion price equal to fifty percent (50%) of the lowest trading price during the twenty (20) trading day period prior to the date of conversion. This was converted to the below line item including interest.
2,400,639	3,288,241	06/15/2023	8%	Conversion price equal to $0.01. At March 31, 2022, convertible into 240 million shares not including interest.
1,066,654	-	07/01/2023	8%	Conversion price equal to $0.01. At March 31, 2022, convertible into 106.7 million shares not including interest.
25,000	375,000	Range from 12/23/2022 to 04/22/2023	Range from 4% to 10%	Conversion price equal to $0.015. At December 31, 2021, $350,000 was converted into 23.3 million shares, excluding interest.
-	(80,369)	Less: Discount
$3,492,293	$4,123,923

Balance at June 30, 2021	Balance at June 30, 2020	Due Date	Interest Rate at June 31, 2021
$541,051	$1,931,806	Range from 05/13/2017 to 01/20/2022	Range from 3.85% to 22%	Conversion price equal to fifty percent (50%) of the lowest trading price during the twenty (20) trading day period prior to the date of conversion - $0.0018 and at June 30, 2021, convertible into 133.9 million shares not including interest.
-	332,154	06/09/2017	18%	Conversion price equal to seventy five percent (75%) of the lowest trading price during the five (5) trading day period prior to the date of conversion - $0.0046 and at June 30, 2021, convertible into 65.9 million shares not including interest.
-	165,000	Range from 01/27/2018 to 11/15/2019	Range from 18% to 22%	Conversion price equal to fifty percent (50%) of the lowest trading price during the five (5) trading day period prior to the date of conversion - $0.0024 and at June 30, 2021, convertible into zero shares not including interest.
3,288,241	-	06/15/2023	8%	Conversion price equal to $0.01 and at June 30, 2021, convertible into 328.8 million shares not including interest.
375,000	-	Range from 04/22/2023 to 12/23/2022	Range from 4% to 10%	Conversion price equal to $0.015 (the Qualified Regulation A Offering Subscription Price), and at June 30, 2021, convertible into 23.33 million shares not including interest.
$4,204,292	$2,428,960